UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

PhaseCapital Dynamic Multi-Asset Growth Fund

(Institutional Class Shares: PHDIX)

SEMI-ANNUAL REPORT

MARCH 31, 2018

PhaseCapital Dynamic Multi-Asset Growth Fund

A series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Supplemental Information	16
Expense Example	18

This report and the financial statements contained herein are provided for the general information of the shareholders of the PhaseCapital Dynamic Multi-Asset Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.phasecapitalfund.com

PhaseCapital Dynamic Multi-Asset Growth Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Exchange-Traded Funds – 62.5%
6,024	Consumer Discretionary Select Sector SPDR Fund	$610,171
909	Consumer Staples Select Sector SPDR Fund	47,841
736	Energy Select Sector SPDR Fund	49,614
22,325	Financial Select Sector SPDR Fund	615,500
9,408	Health Care Select Sector SPDR Fund	765,811
2,804	Industrial Select Sector SPDR Fund	208,309
5,346	iShares iBoxx $Investment Grade Corporate Bond ETF	627,567
8,221	iShares MSCI EAFE ETF	572,839
4,289	iShares MSCI EAFE Small-Cap ETF	279,600
9,322	iShares MSCI Emerging Markets ETF	450,066
9,669	iShares MSCI Japan ETF	586,715
963	Materials Select Sector SPDR Fund	54,833
3,900	SPDR Gold Shares*	490,581
11,660	Technology Select Sector SPDR Fund	762,797
1,005	Utilities Select Sector SPDR Fund	50,783
	Total EXCHANGE-TRADED FUNDS (Cost $6,285,964)	6,173,027

Principal
Amount

	U.S. Treasury Notes – 20.1%
	United States Treasury Note,
$1,000,000	1.750%,11/30/2019	991,875
1,000,000	2.250%,02/29/2020	999,629
	Total U.S. Treasury Notes (Cost $1,998,438)	1,991,504

	Short-Term Investments – 13.5%
1,334,948	UMB Money Market Fiduciary, 0.01%[1]	1,334,948
	Short-Term Investments (Cost $1,334,948)	1,334,948

	Total Investments – 96.1% (Cost $9,619,350)	9,499,479
	Other assets in Excess of liabilities – 3.9%	385,508
	Total Net Assets – 100.0%	$9,884,987

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

PhaseCapital Dynamic Multi-Asset Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long	Description	Date	Trade Date	March 31, 2018	(Depreciation)

10	S & P 500 E MINI INDEX JUN 18	June 2018	$1,372,208	$1,321,500	$(50,708)
4	5YR T-NOTE FUT MAR18 COMDTY JUN 18	June 2018	456,575	457,844	1,269
18	10YR T-NOTE FUT INDEX JUN 2018	June 2018	2,164,559	2,180,531	15,972
3	US LONG BOND FUTURE JUN 2018	June 2018	429,643	439,875	10,232

TOTAL FUTURES CONTRACTS			$4,422,985	$4,399,750	$(23,235)

See accompanying Notes to Financial Statements.

PhaseCapital Dynamic Multi-Asset Growth Fund

SUMMARY OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds	62.5%
U.S. Treasury Notes	20.1%
Short-Term Investments	13.5%
Total Investments	96.1%
Other assets in Excess of liabilities	3.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

PhaseCapital Dynamic Multi-Asset Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2018 (Unaudited)

Assets:
Investments, at value (cost $9,619,350)	$9,499,479
Unrealized appreciation on open futures contracts	27,473
Cash	2,605
Cash deposited with brokers for future contract	250,860
Receivables:
Investment securities sold	119,439
Due from Advisor	12,689
Interest	7,834
Prepaid expenses	24,225
Prepaid offering costs	20,987
Total assets	9,965,591

Liabilities:
Unrealized depreciation on open futures contracts	50,708
Payables:
Auditing fees	6,781
Fund Accounting fees	4,086
Custody fees	3,638
Shareholder servicing fees - Institutional Class (Note 6)	3,261
Legal fees	2,885
Fund shares redeemed	2,196
Chief Compliance Officer fees	1,997
Trustees' fees and expenses	1,313
Trustees' Deferred compensation (Note 3)	1,094
Transfer agent fees and expenses	234
Fund administration fees	145
Accrued other expenses	2,266
Total liabilities	80,604

Net Assets	$9,884,987

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$10,074,350
Accumulated net investment loss	(3,432)
Accumulated net realized loss on investments, future contracts, and foreign currency transactions	(42,825)
Net unrealized depreciation on:
Investments	(119,871)
Futures contracts	(23,235)
Net Assets	$9,884,987

Institutional Class:
Net assets applicable to shares outstanding	$9,884,987
Shares of beneficial interest issued and outstanding	1,007,426
Redemption price	$9.81

See accompanying Notes to Financial Statements.

PhaseCapital Dynamic Multi-Asset Growth Fund

STATEMENT OF OPERATIONS

For the Period October 31, 2017* through March 31, 2018 (Unaudited)

Investment Income:
Dividends	$55,790
Interest	9,603
Total investment income	65,393

Expenses:
Advisory fees	33,656
Fund accounting fees	15,686
Offering costs	14,866
Fund administration fees	13,462
Transfer agent fees and expenses	12,021
Registration fees	8,630
Legal fees	7,034
Auditing fees	6,781
Chief Compliance Officer fees	6,102
Trustees' fees and expenses	4,439
Custody fees	3,637
Shareholder servicing fees - Institutional Class (Note 6)	3,261
Miscellaneous	2,689
Shareholder reporting fees	2,193
Insurance fees	1,282
Total expenses	135,739
Advisory fees waived	(33,656)
Other expenses absorbed	(52,405)
Fees paid indirectly (Note 3)	(1,129)
Net expenses	48,549
Net investment income	16,844

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	10,623
Futures contracts	(52,561)
Foreign currency transactions	(887)
Net realized loss	(42,825)
Net change in unrealized appreciation/depreciation on:
Investments	(119,871)
Futures contracts	(23,235)
Net change in unrealized appreciation/depreciation	(143,106)
Net realized and unrealized loss	(185,931)

Net Decrease in Net Assets from Operations	$(169,087)

*	Commencement of operations.

See accompanying Notes to Financial Statements.

PhaseCapital Dynamic Multi-Asset Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period
October 31, 2017* through
March 31, 2018
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$16,844
Net realized loss on investments, future contracts, and foreign currency transactions	(42,825)
Net change in unrealized appreciation/depreciation on investments, and future contracts	(143,106)
Net decrease in net assets resulting from operations	(169,087)

Distributions to Shareholders:
From net investment income:
Institutional Class	(20,276)
Total distributions to shareholders	(20,276)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	10,074,350
Net increase in net assets from capital transactions	10,074,350

Total increase in net assets	9,884,987

Net Assets:
Beginning of period	-
End of period	$9,884,987

Accumulated net investment loss	$(3,432)

Capital Share Transactions:
Shares sold:
Institutional Class	1,007,426
Net increase in capital share transactions	1,007,426

*	Commencement of operations.

See accompanying Notes to Financial Statements.

PhaseCapital Dynamic Multi-Asset Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period
October 31, 2017* through
March 31, 2018
(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment gain[1]	0.02
Net realized and unrealized loss on investments, future contracts and foreign currency	(0.19)
Total from investment operations	(0.17)

Less Distributions:
From net investment income	(0.02)
Total distributions	(0.02)

Net asset value, end of period	$9.81

Total return	(1.70)%[2]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,885

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.22%[3]
After fees waived and expenses absorbed	1.15%[3,4]
Ratio of net investment income/loss to average net assets:
Before fees waived and expenses absorbed	(1.67)%[3]
After fees waived and expenses absorbed	0.40%[3]

Portfolio turnover rate	183%[2]

*	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective February 1, 2018, the Fund's advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of average daily net assets of the Fund. Prior to February 1, 2018, the annual operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

PhaseCapital Dynamic Multi-Asset Growth Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

Note 1 – Organization

PhaseCapital Dynamic Multi-Asset Growth Fund (the ‘‘Fund’’) is organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a diversified fund.

The Fund’s primary investment objective is to seek long-term capital growth. The Fund currently offers one class of shares, Institutional Class. The Investor Class shares are not currently available. The Fund’s Institutional Class shares commenced operations on October 31, 2017.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Futures Contracts

The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

PhaseCapital Dynamic Multi-Asset Growth Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2018 (Unaudited)

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

(c) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

PhaseCapital Dynamic Multi-Asset Growth Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2018 (Unaudited)

Each ETF in which each Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(e) Exchange-Traded Notes

Exchange-Traded Notes (“ETNs”) are debt securities that combine certain aspects of Exchange-Traded Funds (“ETFs”) and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

(f) Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $35,853, which are being amortized over a one-year period from October 31, 2017.

PhaseCapital Dynamic Multi-Asset Growth Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2018 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with PhaseCapital LP (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.80% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses, as determined in accordance with Form N-1A, expenses incurred in connection with any merger or acquisition or extraordinary expenses such as litigation expenses) do not exceed 1.00% of the Fund’s average daily net assets. Prior to February 1, 2018, the annual operating expense limitation was 1.25%. This agreement is in effect until January 31, 2019, and it may be terminated before that date only by the Trust’s Board of Trustees.

The Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At March 31, 2018, the amount of these potentially recoverable expenses was $86,061. The Advisor may recapture all or a portion of this amount no later than September 30, 2021.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the period October 31, 2017 (commencement of operations) through March 31, 2018, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations. A portion of the fees were paid by the Trust’s Co-Administrators. Such amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested Fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the period October 31, 2017 (commencement of operations) through March 31, 2018, are reported on the Statement of Operations.

PhaseCapital Dynamic Multi-Asset Growth Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2018 (Unaudited)

Note 4 – Federal Income Taxes

At March 31, 2018 gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

PhaseCapital Dynamic Multi-Asset Growth Fund
Cost of investments	$9,619,350

Gross unrealized appreciation	$51,853
Gross unrealized depreciation	(171,724)
Net unrealized depreciation on investments	$(119,871)

Note 5 – Investment Transactions

For the period October 31, 2017 (commencement of operations) through March 31, 2018, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
PhaseCapital Dynamic Multi-Asset Growth Fund	$21,850,529	$13,576,750

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of Institutional Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period October 31, 2017 (commencement of operations) through March 31, 2018, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

PhaseCapital Dynamic Multi-Asset Growth Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2018 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s assets carried at fair value:

PhaseCapital Dynamic Multi-Asset Growth Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments:
Exchange-Traded Funds	$6,173,027	$-	$-	$6,173,027
U.S. Treasury Notes	-	1,991,504	-	1,991,504
Short-Term Investments	1,334,948	-	-	1,334,948
Total Investments	$7,507,975	$1,991,504	$-	$9,499,479
Other Financial Instruments[1]
Futures Contracts	$27,473	$-	$-	$27,473
Total Assets	$7,535,448	$1,991,504	$-	$9,526,952

Liabilities
Other Financial Instruments[1]
Futures Contracts	$(50,708)	$-	$-	$(50,708)

*	The Fund did not hold any Level 3 securities at period end.

PhaseCapital Dynamic Multi-Asset Growth Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2018 (Unaudited)

[1]	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 9 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts and futures contracts during the period October 31, 2017 (commencement of operations) through March 31, 2018.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of March 31, 2018 by risk category are as follows:

	PhaseCapital Dynamic Multi-Asset Growth Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
Interest rate contracts	Purchased future contracts, at value	$(23,235)
Total		$(23,235)

The effects of derivative instruments on the Statement of Operations for the period October 31, 2017 (commencement of operations) through March 31, 2018, are as follows:

PhaseCapital Dynamic Multi-Asset Growth Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts
Interest rate contracts	$(52,561)
Total	$(52,561)

PhaseCapital Dynamic Multi-Asset Growth Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts
Interest rate contracts	$(23,235)
Total	$(23,235)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of March 31, 2018, are as follows:

PhaseCapital Dynamic Multi-Asset Growth Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2018 (Unaudited)

PhaseCapital Dynamic Multi-Asset Growth Fund
Derivative	Quarterly Average	Amount
Futures Contracts - Long	Average Notional Value	$5,356,183

Note 10 – Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures

Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 11 - Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)

Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

PhaseCapital Dynamic Multi-Asset Growth Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on October 16-17, 2017, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and PhaseCapital, LP (the “Investment Advisor”) with respect to the PhaseCapital Dynamic Multi-Asset Growth Fund series of the Trust (the “Fund”), for an initial two-year term. In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included the following information:

•	information about the organization and financial condition of the Investment Advisor;

•	information regarding the background, experience and compensation structure of relevant personnel who would be providing services to the Fund;

•	information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading;

•	the estimated profitability of the Investment Advisor’s overall relationship with the Fund;

•	information regarding the performance of a private investment fund managed by the Investment Advisor using substantially the same strategies as the Fund (the “Private Fund”) for the one-, three-, and five-year periods ended May 31, 2017; and

•	a report prepared by Morningstar, Inc. (“Morningstar”) comparing the proposed advisory fee and estimated total expenses of the Fund with those of a group of comparable funds selected by Morningstar (the “Peer Group”) from its Tactical Allocation fund universe (the “Fund Universe”).

The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to relevant performance information, the meeting materials indicated that the Private Fund’s annualized total returns exceeded the returns of the Wilshire Liquid Alternative Index for the one-, three-, and five-year periods ended May 31, 2017. The Board considered the services to be provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Fund. In addition, the Board considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure.

PhaseCapital Dynamic Multi-Asset Growth Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the annual advisory fee proposed to be paid by the Fund (gross of fee waivers) was lower than the Peer Group and Fund Universe medians. The Board noted that the proposed advisory fee for the Fund was the same as the advisory fee the Investment Advisor charges to manage the Private Fund, and 0.05% higher than the fee the Investment Advisor charges to sub-advise another registered investment company. The Trustees considered, however, that the registered investment company invests in U.S. assets only, whereas the Fund will invest globally.

The meeting materials indicated that the estimated annual total expenses (net of fee waivers) of the Fund were higher than the Peer Group and Fund Universe medians by 0.04% and 0.16%, respectively. The Board noted, however, that the estimated net assets of the proposed Fund in its first year were lower than the average net assets of funds in the Peer Group and Fund Universe.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale

The Board also reviewed the estimated profitability to the Investment Advisor of its relationship with the Fund in the Fund’s first year of operations taking into account estimated assets of $40 million. The Board noted that the Investment Advisor anticipated waiving a portion of its advisory fee and subsidizing certain of the Fund’s operating expenses during the first year of operations, and considered that the Investment Advisor did not anticipate it would realize a profit with respect to the Fund in the first year. The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research made available to the Investment Advisor by broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board considered that although the Advisory Agreement did not provide for fee breakpoints, the Fund’s asset level would likely be too low to achieve significant economies of scale during the initial startup period, and the Board noted the Investment Advisor’s representation that it would consider implementing fee breakpoints in the future as the Fund’s assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

PhaseCapital Dynamic Multi-Asset Growth Fund

EXPENSE EXAMPLE

For the Periods Ended March 31, 2018 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchases within certain classes; and (2) ongoing costs, including management fees, service fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the period October 31, 2017 (commencement of operations) through March 31, 2018.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from October 1, 2017 through March 31, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PhaseCapital Dynamic Multi-Asset Growth Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/31/17*	03/31/18	10/31/17*-3/31/18
Actual Performance**	$ 1,000.00	$ 983.00	$ 4.76
	10/1/17	03/31/18	10/1/17 – 3/31/18
Hypothetical (5% annual return before expenses)^	1,000.00	1,019.18	5.81
*	Commencement of operations
**	Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 152/365 (to reflect the since inception period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

^	Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

PhaseCapital Dynamic Multi-Asset Growth Fund

A series of Investment Managers Series Trust II

Investment Advisor

PhaseCapital LP

401 W. 14th Street, 4th Floor

New York, New York 10014

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
PhaseCapital Dynamic Multi-Asset Growth Fund – Institutional Class	PHDIX	46141T 612

Privacy Principles of the PhaseCapital Dynamic Multi-Asset Growth Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the PhaseCapital Dynamic Multi-Asset Growth Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1-888-82PHASE or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at 1-888-82PHASE or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at 1-888-82PHASE. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-888-82PHASE.

PhaseCapital Dynamic Multi-Asset Growth Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: 1-888-82PHASE

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	6/08/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	6/08/2018

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	6/08/2018